Note 10 - Finance Costs (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Debt facilities, finance costs, noncash accretion expense	$ 6.8	$ 6.4